Share-based payment reserve - Assumption and Valuation of share based expenses (Details) - Tier 2 - Qualifying employees - ZAR (R)		12 Months Ended
	Jun. 01, 2018	Jun. 30, 2023	Jun. 30, 2022
Share-based payment transaction
Remaining vesting period		2 years 2 months 12 days	2 years 6 months
Weighted average fair value on grant date		R 61.69	R 62.95
Strike price		R 196.19	R 258.85
Minimum
Share-based payment transaction
Vesting period	3 years
Maximum
Share-based payment transaction
Vesting period	10 years